CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues:
Accommodation reservation	$ 712,687,856	¥ 4,616,649,394	¥ 3,201,426,933	¥ 2,214,170,887
Transportation ticketing	687,561,479	4,453,885,749	2,950,072,484	2,161,784,259
Packaged-tour	257,486,392	1,667,945,350	1,055,369,205	935,684,729
Corporate travel	73,056,507	473,245,440	373,407,012	266,988,534
Others	44,030,454	285,220,475	192,281,473	138,388,653
Total revenues	1,774,822,688	11,496,946,408	7,772,557,107	5,717,017,062
Less: business tax and related surcharges	(92,528,072)	(599,378,347)	(425,638,738)	(330,271,520)
Net revenues	1,682,294,616	10,897,568,061	7,346,918,369	5,386,745,542
Cost of revenues	(469,826,148)	(3,043,439,819)	(2,100,606,413)	(1,386,767,067)
Gross profit	1,212,468,468	7,854,128,242	5,246,311,956	3,999,978,475
Operating expenses:
Product development	(508,921,692)	(3,296,692,936)	(2,321,348,753)	(1,245,719,192)
Sales and marketing	(476,703,503)	(3,087,989,953)	(2,214,209,719)	(1,269,412,720)
General and administrative	(168,020,379)	(1,088,402,408)	(861,550,628)	(646,404,879)
Total operating expenses	(1,153,645,574)	(7,473,085,297)	(5,397,109,100)	(3,161,536,791)
Income/(loss) from operations	58,822,894	381,042,945	(150,797,144)	838,441,684
Interest income	68,814,572	445,767,036	304,583,544	200,068,533
Interest expense	(46,686,503)	(302,425,829)	(162,354,675)	(57,043,756)
Other income (net)	382,997,288	2,480,979,830	43,820,635	162,529,632
Income before income tax expense, equity in income of affiliates and non-controlling interests	463,948,251	3,005,363,982	35,252,360	1,143,996,093
Income tax expense	(72,584,585)	(470,188,423)	(130,821,156)	(293,740,322)
Equity in income/(loss) of affiliates	(20,960,868)	(135,780,312)	187,191,141	56,146,814
Net income	370,402,798	2,399,395,247	91,622,345	906,402,585
Net loss attributable to non-controlling interests	16,712,562	108,260,637	151,117,436	91,917,099
Net income attributable to Ctrip.com International, Ltd.	387,115,360	2,507,655,884	242,739,781	998,319,684
Net income	370,402,798	2,399,395,247	91,622,345	906,402,585
Other comprehensive income:
Foreign currency translation	(75,630,294)	(489,917,917)	(66,759,799)	(14,167,524)
Unrealized securities holding gains , net of tax	93,614,472	606,415,822	137,704,595	445,580,779
Total comprehensive income	388,386,976	2,515,893,152	162,567,141	1,337,815,840
Comprehensive loss attributable to non-controlling interests	16,712,562	108,260,637	151,117,436	91,917,099
Comprehensive income attributable to Ctrip.com International, Ltd.	$ 405,099,538	¥ 2,624,153,789	¥ 313,684,577	¥ 1,429,732,939
Weighted average ordinary shares outstanding
- Basic shares (in shares)	37,797,698	37,797,698	34,289,170	32,905,601
- Diluted shares (in shares)	47,375,248	47,375,248	38,207,858	38,069,841
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 45,021,910	¥ 291,642,931	¥ 184,664,576	¥ 138,668,196
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	10,122,921	65,574,256	54,391,508	49,104,528
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ 44,054,970	¥ 285,379,287	¥ 257,587,405	¥ 250,156,753
Ordinary shares
Earnings per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	$ 10.24	¥ 66.34	¥ 7.08	¥ 30.34
- Diluted (in RMB or dollars per share) | (per share)	8.78	56.85	6.35	26.63
ADS
Earnings per ordinary share/ADS
- Basic (in RMB or dollars per share) | (per share)	1.28	8.29	0.88	3.79
- Diluted (in RMB or dollars per share) | (per share)	$ 1.10	¥ 7.11	¥ 0.79	¥ 3.33